Share Based Payments - Summary of Stock Option Activity (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock options exercised on cashless basis	520,000	8,500
Number of shares withheld	483,631	3,280